GOODWILL AND OTHER INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Future amortization of intangible assets - 2021	$ 892,826				$ 892,826		$ 637,000
Future amortization of intangible assets - 2022	3,084,921				3,084,921		159,000
Future amortization of intangible assets - 2023	2,925,748				2,925,748
Future amortization of intangible assets - 2024	1,364,495				1,364,495
Future amortization of intangible assets - 2025	776,867				776,867
Future amortization of intangible assets - thereafter	318,136				318,136
Goodwill recognized	8,174,496				8,174,496
Intangible assets acquired	11,600,000		$ 1,910,072,000,000
Amortization expense of intangible assets	$ 842,934	$ 184,172			1,677,202	$ 502,518	$ 686,691	$ 477,518
Impairment expense					$ 2,530,325			3,000,000
Intangible assets, useful life			3 years
Capitalized software costs			$ 113,020					$ 11,500
Employment Agreement [Member]
Salary				$ 125,000
Compensation packages bonus				50,000
Bonus for amortized				$ 50,000